Commitments and Contingencies - Schedule of Future Minimum Lease Payments of Short-Term Lease under the Non-Cancellable Operating Lease (Details)	Dec. 31, 2025 CNY (¥)
Lease Commitment
Within 1 year	¥ 165,000
Total	¥ 165,000